Distribution Date: Nov 26, 2007
DISTRIBUTION PACKAGE
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com/abs
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Aurora Loan Services Inc
November 25, 2007
October 30, 2007
October 01, 2007
Lehman Brothers Inc.
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The
Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any
Certificateholder. While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Structured Adjustable Rate Mortgage Loan Trust
Contact:
Mortgage Pass-Through Certificates, Series 2007-10
Jim Byrnes
Vice President
STATEMENT TO CERTIFICATEHOLDERS
617-603-6442
Pursuant to Section 4.03 of the Trust Agreement dated as of October 1, 2007
james.byrnes@usbank.com
Distribution Date:
11/26/07
Determination Date 11/19/07 Accrual Periods Begin End
Record Date 10/31/07 All Classes: 10/1/2007 10/31/07
DISTRIBUTION SUMMARY
Deferred
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized Losses/
Interest/
Ending
Class
Rate (1)
Balance (2)
Balance (2)
Paid
Paid
Paid
Writedown
Neg-Am
Balance (2)
1-A1 6.000000% $202,586,000.00 $202,586,000.00 $3,404,836.49 $1,012,930.00 $4,417,766.49 $0.00 $0.00 $199,181,163.51
1-A2 6.000000% $35,751,000.00 $35,751,000.00 $600,862.40 $178,755.00 $779,617.40 $0.00 $0.00 $35,150,137.60
1-AX 0.500000% $238,337,000.00 $238,337,000.00 $0.00 $99,307.08 $99,307.08 $0.00 $0.00 $234,331,301.11
2-A1 5.600000% $235,297,000.00 $235,297,000.00 $656,250.63 $1,098,052.60 $1,754,303.23 $0.00 $0.00 $234,640,749.37
2-A2 6.719489% $14,689,000.00 $14,689,000.00 $40,968.08 $82,252.15 $123,220.23 $0.00 $0.00 $14,648,031.92
2-AX 1.119489% $235,297,000.00 $235,297,000.00 $0.00 $219,510.42 $219,510.42 $0.00 $0.00 $234,640,749.37
M-1 6.522949% $5,153,000.00 $5,153,000.00 $0.00 $28,010.63 $28,010.63 $0.00 $0.00 $5,153,000.00
M-2 6.522949% $3,607,000.00 $3,607,000.00 $0.00 $19,606.90 $19,606.90 $0.00 $0.00 $3,607,000.00
M-3 6.522949% $1,288,000.00 $1,288,000.00 $0.00 $7,001.30 $7,001.30 $0.00 $0.00 $1,288,000.00
M-4 6.522949% $1,289,000.00 $1,289,000.00 $0.00 $7,006.73 $7,006.73 $0.00 $0.00 $1,289,000.00
M-5 6.522949% $1,288,000.00 $1,288,000.00 $0.00 $7,001.30 $7,001.30 $0.00 $0.00 $1,288,000.00
M-6 6.522949% $1,288,000.00 $1,288,000.00 $0.00 $7,001.30 $7,001.30 $0.00 $0.00 $1,288,000.00
M-7 6.522949% $1,288,000.00 $1,288,000.00 $0.00 $7,001.30 $7,001.30 $0.00 $0.00 $1,288,000.00
2-B1 6.719489% $7,807,000.00 $7,807,000.00 $721.40 $43,715.88 $44,437.28 $0.00 $0.00 $7,806,278.60
2-B2 6.719489% $1,852,000.00 $1,852,000.00 $171.13 $10,370.41 $10,541.54 $0.00 $0.00 $1,851,828.87
2-B3 6.719489% $1,058,000.00 $1,058,000.00 $97.76 $5,924.35 $6,022.11 $0.00 $0.00 $1,057,902.24
2-B4 6.719489% $1,323,000.00 $1,323,000.00 $122.25 $7,408.24 $7,530.49 $0.00 $0.00 $1,322,877.75
2-B5 6.719489% $1,323,000.00 $1,323,000.00 $122.25 $7,408.24 $7,530.49 $0.00 $0.00 $1,322,877.75
2-B6 6.719489% $1,327,171.00 $1,327,171.00 $122.64 $7,431.59 $7,554.23 $0.00 $0.00 $1,327,048.36
R-I NA $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
R-II 6.719489% $100.00 $100.00 $100.00 $0.56 $100.56 $0.00 $0.00 $0.00
X 0.000000% $4,123,690.76 $4,123,690.76 $0.00 $136,617.30 $136,617.30 $0.00 $0.00 $4,122,587.05
1-AP NA $1,000.00 $1,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,000.00
2-AP NA $1,000.00 $1,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,000.00
C NA $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00
TOTAL: $518,216,271.00 $518,216,271.00 $4,704,375.03 $2,992,313.28 $7,696,688.31 $0.00 $0.00 $517,634,483.02
(1) Reflects the application of Net Funds Cap
(2) Classes 1-AX and 2-AX are notional certificates and the Balances reflected for these classes are Notional Amounts

Structured Adjustable Rate Mortgage Loan Trust
Contact:
Mortgage Pass-Through Certificates, Series 2007-10
Jim Byrnes
Vice President
STATEMENT TO CERTIFICATEHOLDERS
617-603-6442
Pursuant to Section 4.03 of the Trust Agreement dated as of October 1, 2007
james.byrnes@usbank.com
Distribution Date:
11/26/07
Determination Date 11/19/07 Accrual Periods Begin End
Record Date 10/31/07 All Classes: 10/1/2007 10/31/07
AMOUNTS PER $1,000 UNIT
Deferred
Beginning
Principal
Interest
Interest/
Realized Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Neg-Am
Writedown
Balance
Index
Value
1-A1 86364PAA1 1000.00000000 16.80686963 5.00000000 0.00000000 0.00000000 983.19313037 SIX MONTH LIBOR 4.83188%
1-A2 86364PAB9 1000.00000000 16.80686974 5.00000000 0.00000000 0.00000000 983.19313026
1-AX 86364PAC7 1000.00000000 0.00000000 0.41666665 0.00000000 0.00000000 983.19313036
X N/A 1000.00000000 0.00000000 33.12986059 0.00000000 0.00000000 999.73234899
2-A1 86364PAD5 1000.00000000 2.78903101 4.66666638 0.00000000 0.00000000 997.21096899
2-A2 86364PAE3 1000.00000000 2.78903125 5.59957451 0.00000000 0.00000000 997.21096875
2-AX 86364PAF0 1000.00000000 0.00000000 0.93290786 0.00000000 0.00000000 997.21096899
M-1 86364PAG8 1000.00000000 0.00000000 5.43579080 0.00000000 0.00000000 1000.00000000
M-2 86364PAH6 1000.00000000 0.00000000 5.43579152 0.00000000 0.00000000 1000.00000000
M-3 86364PAJ2 1000.00000000 0.00000000 5.43579193 0.00000000 0.00000000 1000.00000000
M-4 86364PAK9 1000.00000000 0.00000000 5.43578743 0.00000000 0.00000000 1000.00000000
M-5 86364PAL7 1000.00000000 0.00000000 5.43579193 0.00000000 0.00000000 1000.00000000
M-6 86364PAM5 1000.00000000 0.00000000 5.43579193 0.00000000 0.00000000 1000.00000000
M-7 86364PAN3 1000.00000000 0.00000000 5.43579193 0.00000000 0.00000000 1000.00000000
2-B1 86364PAP8 1000.00000000 0.09240425 5.59957474 0.00000000 0.00000000 999.90759575
2-B2 86364PAQ6 1000.00000000 0.09240281 5.59957343 0.00000000 0.00000000 999.90759719
2-B3 86364PAR4 1000.00000000 0.09240076 5.59957467 0.00000000 0.00000000 999.90759924
2-B4 86364PAV5 1000.00000000 0.09240363 5.59957672 0.00000000 0.00000000 999.90759637
2-B5 86364PAW3 1000.00000000 0.09240363 5.59957672 0.00000000 0.00000000 999.90759637
2-B6 86364PAX1 1000.00000000 0.09240708 5.59957232 0.00000000 0.00000000 999.90759292
1-AP 86364PAY9 1000.00000000 0.00000000 0.00000000 0.00000000 0.00000000 1000.00000000
2-AP 86364PAZ6 1000.00000000 0.00000000 0.00000000 0.00000000 0.00000000 1000.00000000
R-I N/A 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
R-II 86364PAT0 1000.00000000 1000.00000000 5.60000000 0.00000000 0.00000000 0.00000000
C N/A 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000 0.00000000
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid
Shortfall
1-A1 6.00000% $1,012,930.00 $0.00 $0.00 $0.00 $0.00 N/A $1,012,930.00 $0.00
1-A2 6.00000% $178,755.00 $0.00 $0.00 $0.00 $0.00 N/A $178,755.00 $0.00
1-AX 0.50000% $99,307.08 $0.00 N/A N/A N/A N/A $99,307.08 N/A
2-A1 5.60000% $1,098,052.60 $0.00 N/A N/A N/A N/A $1,098,052.60 N/A
2-A2 6.71949% $82,252.15 $0.00 N/A N/A N/A N/A $82,252.15 N/A
2-AX 1.11949% $219,510.42 $0.00 N/A N/A N/A N/A $219,510.42 N/A
M-1 6.52295% $28,010.63 $0.00 $0.00 $0.00 $0.00 $0.00 $28,010.63 $0.00
M-2 6.52295% $19,606.90 $0.00 $0.00 $0.00 $0.00 $0.00 $19,606.90 $0.00
M-3 6.52295% $7,001.30 $0.00 $0.00 $0.00 $0.00 $0.00 $7,001.30 $0.00
M-4 6.52295% $7,006.73 $0.00 $0.00 $0.00 $0.00 $0.00 $7,006.73 $0.00
M-5 6.52295% $7,001.30 $0.00 $0.00 $0.00 $0.00 $0.00 $7,001.30 $0.00
M-6 6.52295% $7,001.30 $0.00 $0.00 $0.00 $0.00 $0.00 $7,001.30 $0.00
M-7 6.52295% $7,001.30 $0.00 $0.00 $0.00 $0.00 $0.00 $7,001.30 $0.00
2-B1 6.71949% $43,715.88 $0.00 N/A N/A N/A N/A $43,715.88 N/A
2-B2 6.71949% $10,370.41 $0.00 N/A N/A N/A N/A $10,370.41 N/A
2-B3 6.71949% $5,924.35 $0.00 N/A N/A N/A N/A $5,924.35 N/A
2-B4 6.71949% $7,408.24 $0.00 N/A N/A N/A N/A $7,408.24 N/A
2-B5 6.71949% $7,408.24 $0.00 N/A N/A N/A N/A $7,408.24 N/A
2-B6 6.71949% $7,431.59 $0.00 N/A N/A N/A N/A $7,431.59 N/A
R-I NA N/A N/A N/A N/A N/A N/A $0.00 N/A
R-II 6.71949% $0.56 $0.00 N/A N/A N/A $0.00 $0.56 N/A
X 0.00000% $0.00 $0.00 N/A N/A N/A $0.00 $136,617.30 N/A
1-AP NA N/A N/A N/A N/A N/A N/A $0.00 N/A
2-AP NA N/A N/A N/A N/A N/A N/A $0.00 N/A
C NA N/A N/A N/A N/A N/A N/A $0.00 N/A
(1) Includes interest shortfalls from previous payments dates plus interest thereon

Structured Adjustable Rate Mortgage Loan Trust
Contact:
Mortgage Pass-Through Certificates, Series 2007-10
Jim Byrnes
Vice President
STATEMENT TO CERTIFICATEHOLDERS
617-603-6442
Pursuant to Section 4.03 of the Trust Agreement dated as of October 1, 2007
james.byrnes@usbank.com
Distribution Date:
11/26/07
Miscellaneous:
Total Pool 1 Pool 2
Reconciliation:
Repurchases 0.00 0.00 0.00 Available funds (A):
Current Recoveries 0.00 0.00 0.00 Servicer remittance 7,699,082.35
Cumulative Recoveries 0.00 0.00 0.00 Net Funds from Basis Risk Account 0.00
Liquidation Proceeds 0.00 0.00 0.00 7,699,082.35
Subsequent Recoveries 0.00 0.00 0.00 Distributions (B):
Current Realized Losses 0.00 0.00 0.00 Master Servicing Fee 0.00
Cumulative Realized Losses 0.00 0.00 0.00 Trustee fee 2,394.05
Insurance Proceeds 0.00 0.00 0.00 Total interest distributed 2,992,313.28
Principal Deficiency Amount 0.00 0.00 0.00 Total principal distributed 4,704,375.03
Current Deferred Interest 0.00 0.00 0.00 7,699,082.36
Current Net Deferred Interest 0.00 0.00 0.00
Net WAC 6.86918% 7.02295% 6.71949% (A) - (B): 0.01
Advances Required 2,483,104.40
Advances 2,483,104.40
Unreimbursed Advances 0.00
Deficiency Amount paid by the Certificate Insurer 0.00
Basis Risk Account:
Certificate Insurer Reimbursement Amount 0.00 Beginning Balance 0.00
Deposit / Withdrawal : Income to X 0.00
Deposit : required deposit from waterfall 0.00
Withdrawal: for Basis Risk shortfalls 0.00
Withdrawal: to X when Libor certs = $0 0.00
Ending Balance 0.00
ACCOUNT ACTIVITY

Structured Adjustable Rate Mortgage Loan Trust
Contact:
Mortgage Pass-Through Certificates, Series 2007-10
Jim Byrnes
Vice President
STATEMENT TO CERTIFICATEHOLDERS
617-603-6442
Pursuant to Section 4.03 of the Trust Agreement dated as of October 1, 2007
james.byrnes@usbank.com
Distribution Date:
11/26/07
Overcollateralization:
Losses:
Pool 2
Pool 1 Overcollateralization Amount 4,122,587.05 Current Bankruptcy Losses 0.00
Pool 1 Overcollateralization Floor 2,576,616.91 Cumulative Bankruptcy Losses 0.00
Ending Overcollateralization Deficiency Amount 0.00 Bankruptcy Loss Limit 101,747.57
Overcollateralization Release Amount 1,103.71
Excess Overcollateralization Amount 0.00 Current Special Hazard Losses 0.00
Overcollateralization Increase Amount 0.00 Cumulative Special Hazard Losses 0.00
Special Hazard Loss Limit 4,961,322.90
Stepdown Date:
Current Fraud Losses 0.00
Relevant information: Cumulative Fraud Losses 0.00
Senior Enhancement Percentage 7.61893% Fraud Loss Limit 2,646,762.71
Senior Enhancement Percentage for purposes of Stepdown 7.61850%
The earlier of:
Certificate Pool Principal %:
Pool 2
1) First payment date when Seniors are reduced to zero NO Initial Senior % 94.449759%
2) later of (x) November 2010 NO Current Senior % 94.449759%
(y) Date when Senior Enhancement % >= 15.0% NO Senior Prepayment % 100.000000%
NO
Current Subordinate % 5.550241%
Sub Prepayment % 0.000000%
Trigger Event:
Senior Prepayment %:
Relevant information: Pool 1 Start Date Pool 2
A) Current Balance of Loans 60+ days delinq (including all FC, REO, and 60+ BK) * 0.00 11/25/07 100.00000%
B) Ending Collateral Balance 253,654,888.16 11/25/14 98.33493%
C) Current Delinquency Rate (A/B) 0.000% 11/25/15 97.77990%
D) Rolling Three Month Delinquency Rate 0.000% 11/25/16 96.66986%
E) Applicable Most Senior Enhancement % Class Senior 11/25/17 95.55981%
F) Applicable Most Senior Enhancement % 7.619% 11/25/18 94.44976%
G) Applicable % 38.460% 100.00000%
H) Applicable % multiplied by Most Senior Enhancement % (limit) 2.930%
I) Cumulative Realized Losses 0.00
J) Original Collateral Balance 257,661,690.76
Senior Prepayment Stepdown Conditions:
K) Cumulative Loss % ( I / J) 0.000% Relevant information: Pool 2
L) Applicable Cumulative Loss Limit % 100.000% A) Cut-off Subordinate Balance 14,690,171.00
B) Cut-Off Collateral Balance 264,676,271.12
A Trigger Event will occur if either (1) or (2) is True: C) Current Subordinate Balance 14,690,171.00
1) Rolling Three Month Delinquency Rate equals or exceeds limit (D > = H). NO D) Current Collateral Balance 264,676,271.12
2) Cumulative Loss % exceeds applicable limit (K > L). NO E) Cumulative Realized Losses 0.00
NO
F) Applicable Pool Realized Loss Limit 2,938,034.22
* All delinquencies calculated using the MBA delinquency method G) Initial Senior Enhancement % 5.5502%
H) Current Senior Enhancement % 5.5502%
I ) Avg Balance of loans 60+ days delq (incl FCL and modified loans) over last 6 months 0.00
The Senior Prepayment Stepdown Conditions will be satisfied if (1), (2), and (3) is True:
1) Current Senior Enhancement % exceeds two times the Initial Senior Enhancement %
NO
2) 6 Mo. Avg. 60+ Delinq. Amt. <50% the Subordinate Amt. (I <50%of C) YES
3) Cumulative Realized Losses do not exceed applicable Loss Limit (E<F) YES
TRUE?: NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Nov 26, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
Retained Interest
522,337,961.88
4,705,478.75
0.00
517,632,483.13
52,701.48
4,494,652.66
158,124.61
0.00
0.00
4,705,478.75
3,109,567.31
115,963.71
0.00
0.00
0.00
0.00
0.00
2,993,603.60
0.00
0.00
7,699,082.35
909
903
0.9909915053
7.14380%
6.87189%
12.18879%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
108,957.21
7,006.50
0.00
0.00
0.00
0.00
0.00
257,661,690.76
4,006,802.60
0.00
253,654,888.16
28,244.18
3,926,654.66
51,903.76
0.00
0.00
4,006,802.60
1,570,976.37
60,660.29
0.00
0.00
0.00
0.00
0.00
1,510,316.08
0.00
0.00
5,517,118.68
467
462
0.9844493662
7.31646%
7.02845%
12.41499%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
53,769.43
6,890.86
0.00
0.00
0.00
0.00
0.00
264,676,271.12
698,676.15
0.00
263,977,594.97
24,457.30
567,998.00
106,220.85
0.00
0.00
698,676.15
1,538,590.94
55,303.42
0.00
0.00
0.00
0.00
0.00
1,483,287.52
0.00
0.00
2,181,963.67
442
441
0.9973602615
6.97573%
6.71949%
11.96859%
0.00
0.00
0.00
0.00
0.00
0
0
0.00
0.00
55,187.78
115.64
0.00
0.00
0.00
0.00
0.00

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
27 1,877,756.26 0.36% 20 1,358,052.41 0.54% 7 519,703.85 0.20%
100K to 199.99K
103 15,333,754.23 2.96% 74 10,951,406.63 4.32% 29 4,382,347.60 1.66%
200K to 299.99K
71 17,223,896.47 3.33% 48 11,630,695.02 4.59% 23 5,593,201.45 2.12%
300K to 399.99K
51 17,571,033.16 3.39% 27 9,295,946.90 3.66% 24 8,275,086.26 3.13%
400K to 499.99K
154 70,237,415.96 13.57% 71 32,274,586.52 12.72% 83 37,962,829.44 14.38%
500K to 599.99K
160 87,157,755.49 16.84% 60 32,593,269.31 12.85% 100 54,564,486.18 20.67%
600K to 699.99K
94 60,679,303.00 11.72% 47 30,509,397.71 12.03% 47 30,169,905.29 11.43%
700K to 799.99K
72 53,513,266.06 10.34% 30 22,409,413.98 8.83% 42 31,103,852.08 11.78%
800K to 899.99K
42 35,793,697.11 6.91% 19 16,044,565.08 6.33% 23 19,749,132.03 7.48%
900K to 999.99K
55 52,488,947.68 10.14% 22 21,206,497.95 8.36% 33 31,282,449.73 11.85%
1000K to 1099.99K
18 18,393,112.00 3.55% 10 10,235,612.00 4.04% 8 8,157,500.00 3.09%
1100K to 1199.99K
11 12,455,132.99 2.41% 7 7,895,882.99 3.11% 4 4,559,250.00 1.73%
1200K to 1299.99K
3 3,757,023.81 0.73% 1 1,246,700.00 0.49% 2 2,510,323.81 0.95%
1300K to 1399.99K
6 8,047,750.00 1.55% 4 5,288,750.00 2.09% 2 2,759,000.00 1.05%
1400K to 1499.99K
12 17,587,587.61 3.40% 6 8,864,721.81 3.49% 6 8,722,865.80 3.30%
1500K to 1599.99K
9 13,673,739.52 2.64% 3 4,633,739.52 1.83% 6 9,040,000.00 3.42%
1600K to 1699.99K
3 4,976,250.00 0.96% 3 4,976,250.00 1.96% 0 0.00 0.00%
1700K to 1799.99K
2 3,474,771.31 0.67% 2 3,474,771.31 1.37% 0 0.00 0.00%
1900K to 1999.99K
2 3,953,418.31 0.76% 2 3,953,418.31 1.56% 0 0.00 0.00%
2000K to 2099.99K
2 4,035,000.00 0.78% 2 4,035,000.00 1.59% 0 0.00 0.00%
2100K to 2199.99K
1 2,145,000.00 0.41% 0 0.00 0.00% 1 2,145,000.00 0.81%
2300K to 2399.99K
1 2,391,250.71 0.46% 1 2,391,250.71 0.94% 0 0.00 0.00%
2400K to 2499.99K
1 2,480,661.45 0.48% 0 0.00 0.00% 1 2,480,661.45 0.94%
2600K to 2699.99K
1 2,665,000.00 0.51% 1 2,665,000.00 1.05% 0 0.00 0.00%
2700K to 2799.99K
1 2,795,000.00 0.54% 1 2,795,000.00 1.10% 0 0.00 0.00%
2900K to 2999.99K
1 2,924,960.00 0.57% 1 2,924,960.00 1.15% 0 0.00 0.00%
Total
903
517,632,483.13
100.00%
462
253,654,888.16
100.00%
441
263,977,594.97
100.00%
Remaining Principal Balance
Balance

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
0.00M
10.00M
20.00M
30.00M
40.00M
50.00M
60.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1600K to 1699.99K 1700K to 1799.99K 1900K to 1999.99K 2000K to 2099.99K 2100K to 2199.99K 2300K to 2399.99K 2400K to 2499.99K 2600K to 2699.99K
2700K to 2799.99K 2900K to 2999.99K
Balance
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
3.50% - 3.99%
1 146,745.22 0.03% 1 146,745.22 0.06% 0 0.00 0.00%
4.50% - 4.99%
1 338,677.00 0.07% 1 338,677.00 0.13% 0 0.00 0.00%
5.00% - 5.49%
3 1,743,200.00 0.34% 1 447,200.00 0.18% 2 1,296,000.00 0.49%
5.50% - 5.99%
27 15,821,883.55 3.06% 6 1,470,442.21 0.58% 21 14,351,441.34 5.44%
6.00% - 6.49%
119 77,924,641.39 15.05% 45 32,204,578.20 12.70% 74 45,720,063.19 17.32%
6.50% - 6.99%
256 163,275,071.55 31.54% 107 71,982,539.97 28.38% 149 91,292,531.58 34.58%
7.00% - 7.49%
173 100,354,985.80 19.39% 96 56,654,253.65 22.34% 77 43,700,732.15 16.55%
7.50% - 7.99%
150 77,459,026.04 14.96% 87 41,673,291.48 16.43% 63 35,785,734.56 13.56%
8.00% - 8.49%
85 46,745,674.68 9.03% 49 25,019,777.12 9.86% 36 21,725,897.56 8.23%
8.50% - 8.99%
38 15,781,972.85 3.05% 25 8,638,594.73 3.41% 13 7,143,378.12 2.71%
9.00% - 9.49%
20 7,328,870.95 1.42% 16 5,035,872.65 1.99% 4 2,292,998.30 0.87%
9.50% - 9.99%
18 8,457,189.69 1.63% 16 7,788,371.52 3.07% 2 668,818.17 0.25%
10.00% - 10.49%
4 875,432.64 0.17% 4 875,432.64 0.35% 0 0.00 0.00%
10.50% - 10.99%
2 118,361.03 0.02% 2 118,361.03 0.05% 0 0.00 0.00%
11.50% - 11.99%
4 752,768.15 0.15% 4 752,768.15 0.30% 0 0.00 0.00%
12.50% - 12.99%
2 507,982.59 0.10% 2 507,982.59 0.20% 0 0.00 0.00%
Total
903
517,632,483.13
100.00%
462
253,654,888.16
100.00%
441
263,977,594.97
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.31%
Group 2 Weighted Average Rate: 6.98%

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
0.00% - 0.99%
1 129,631.55 0.03% 1 129,631.55 0.05% 0 0.00 0.00%
1.00% - 1.99%
1 2,391,250.71 0.46% 1 2,391,250.71 0.94% 0 0.00 0.00%
2.00% - 2.99%
831 482,616,896.73 93.24% 406 229,836,980.33 90.61% 425 252,779,916.40 95.76%
3.00% - 3.99%
28 8,405,389.42 1.62% 27 7,805,772.02 3.08% 1 599,617.40 0.23%
5.00% - 5.99%
40 23,932,371.23 4.62% 25 13,334,310.06 5.26% 15 10,598,061.17 4.01%
6.00% - 6.99%
2 156,943.49 0.03% 2 156,943.49 0.06% 0 0.00 0.00%
Total
903
517,632,483.13
100.00%
462
253,654,888.16
100.00%
441
263,977,594.97
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 2.45%
Group 2 Weighted Average Margin: 2.38%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
0.00% - 0.99%
1 129,631.55 0.03% 1 129,631.55 0.05% 0 0.00 0.00%
2.00% - 2.99%
780 464,895,961.21 89.81% 372 218,501,880.79 86.14% 408 246,394,080.42 93.34%
3.00% - 3.99%
41 15,803,131.51 3.05% 37 13,381,375.21 5.28% 4 2,421,756.30 0.92%
4.00% - 4.99%
5 2,148,552.18 0.42% 4 1,438,910.18 0.57% 1 709,642.00 0.27%
5.00% - 5.99%
30 20,656,807.23 3.99% 15 10,058,746.06 3.97% 15 10,598,061.17 4.01%
6.00% - 6.99%
5 827,610.47 0.16% 4 629,610.47 0.25% 1 198,000.00 0.08%
7.00% - 7.99%
11 3,955,278.65 0.76% 8 3,246,078.65 1.28% 3 709,200.00 0.27%
8.00% - 8.99%
18 5,732,508.91 1.11% 10 3,265,653.83 1.29% 8 2,466,855.08 0.93%
9.00% - 9.99%
7 1,827,044.17 0.35% 6 1,347,044.17 0.53% 1 480,000.00 0.18%
10.00% - 10.99%
1 552,150.00 0.11% 1 552,150.00 0.22% 0 0.00 0.00%
11.00% - 11.99%
2 595,824.66 0.12% 2 595,824.66 0.23% 0 0.00 0.00%
12.00% - 12.99%
2 507,982.59 0.10% 2 507,982.59 0.20% 0 0.00 0.00%
Total
903
517,632,483.13
100.00%
462
253,654,888.16
100.00%
441
263,977,594.97
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 2.73%
Group 2 Weighted Average Lifetime Rate Floor: 2.48%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
9.00% - 9.99%
1 146,745.22 0.03% 1 146,745.22 0.06% 0 0.00 0.00%
10.00% - 10.99%
27 16,220,591.10 3.13% 6 1,944,687.66 0.77% 21 14,275,903.44 5.41%
11.00% - 11.99%
291 198,467,797.71 38.34% 107 80,271,508.79 31.65% 184 118,196,288.92 44.78%
12.00% - 12.99%
237 144,443,821.37 27.90% 128 78,301,886.23 30.87% 109 66,141,935.14 25.06%
13.00% - 13.99%
229 114,927,300.71 22.20% 130 61,013,863.06 24.05% 99 53,913,437.65 20.42%
14.00% - 14.99%
78 28,502,264.26 5.51% 55 19,304,408.91 7.61% 23 9,197,855.35 3.48%
15.00% - 15.99%
32 13,125,149.97 2.54% 27 10,872,975.50 4.29% 5 2,252,174.47 0.85%
16.00% - 16.99%
4 695,005.54 0.13% 4 695,005.54 0.27% 0 0.00 0.00%
17.00% - 17.99%
2 595,824.66 0.12% 2 595,824.66 0.23% 0 0.00 0.00%
18.00% - 18.99%
2 507,982.59 0.10% 2 507,982.59 0.20% 0 0.00 0.00%
Total
903
517,632,483.13
100.00%
462
253,654,888.16
100.00%
441
263,977,594.97
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 12.69%
Group 2 Weighted Average Lifetime Rate Ceiling: 12.23%

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
455 216,899,499.93 41.90% 260 111,308,602.65 43.88% 195 105,590,897.28 40.00%
12
448 300,732,983.20 58.10% 202 142,346,285.51 56.12% 246 158,386,697.69 60.00%
Total
903
517,632,483.13
100.00%
462
253,654,888.16
100.00%
441
263,977,594.97
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
455 216,899,499.93 41.90% 260 111,308,602.65 43.88% 195 105,590,897.28 40.00%
12
448 300,732,983.20 58.10% 202 142,346,285.51 56.12% 246 158,386,697.69 60.00%
Total
903
517,632,483.13
100.00%
462
253,654,888.16
100.00%
441
263,977,594.97
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Year LIBOR
448 300,732,983.20 58.10% 202 142,346,285.51 56.12% 246 158,386,697.69 60.00%
6 Month LIBOR
455 216,899,499.93 41.90% 260 111,308,602.65 43.88% 195 105,590,897.28 40.00%
Total
903
517,632,483.13
100.00%
462
253,654,888.16
100.00%
441
263,977,594.97
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
40 14,953,808.69 2.89% 31 10,031,629.15 3.95% 9 4,922,179.54 1.86%
3 Units
2 420,500.00 0.08% 1 115,500.00 0.05% 1 305,000.00 0.12%
4 Units
5 1,236,269.39 0.24% 2 430,619.40 0.17% 3 805,649.99 0.31%
Cooperative
3 1,450,678.55 0.28% 2 1,023,928.55 0.40% 1 426,750.00 0.16%
Other
87 47,471,581.59 9.17% 53 28,591,158.47 11.27% 34 18,880,423.12 7.15%
Planned Unit Developmen
195 124,373,972.10 24.03% 86 57,200,053.46 22.55% 109 67,173,918.64 25.45%
Single Family
571 327,725,672.81 63.31% 287 156,261,999.13 61.60% 284 171,463,673.68 64.95%
Total
903
517,632,483.13
100.00%
462
253,654,888.16
100.00%
441
263,977,594.97
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2003
1 129,631.55 0.03% 1 129,631.55 0.05% 0 0.00 0.00%
2004
2 156,943.49 0.03% 2 156,943.49 0.06% 0 0.00 0.00%
2005
7 1,746,727.61 0.34% 5 759,189.71 0.30% 2 987,537.90 0.37%
2006
36 14,924,970.15 2.88% 22 7,437,381.36 2.93% 14 7,487,588.79 2.84%
2007
857 500,674,210.33 96.72% 432 245,171,742.05 96.66% 425 255,502,468.28 96.79%
Total
903
517,632,483.13
100.00%
462
253,654,888.16
100.00%
441
263,977,594.97
100.00%
Year of First Payment Date
Year

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
20.00%-24.99%
1 61,333.26 0.01% 0 0.00 0.00% 1 61,333.26 0.02%
25.00%-29.99%
5 4,505,245.04 0.87% 0 0.00 0.00% 5 4,505,245.04 1.71%
30.00%-34.99%
1 124,924.27 0.02% 1 124,924.27 0.05% 0 0.00 0.00%
35.00%-39.99%
7 4,078,440.36 0.79% 3 1,361,440.36 0.54% 4 2,717,000.00 1.03%
40.00%-44.99%
4 1,609,464.83 0.31% 2 702,958.49 0.28% 2 906,506.34 0.34%
45.00%-49.99%
7 3,146,800.49 0.61% 1 1,010,000.00 0.40% 6 2,136,800.49 0.81%
50.00%-54.99%
18 12,617,068.61 2.44% 5 4,712,900.00 1.86% 13 7,904,168.61 2.99%
55.00%-59.99%
16 10,408,675.46 2.01% 1 689,487.92 0.27% 15 9,719,187.54 3.68%
60.00%-64.99%
34 29,813,547.11 5.76% 8 6,625,784.36 2.61% 26 23,187,762.75 8.78%
65.00%-69.99%
51 44,501,937.83 8.60% 24 27,658,693.06 10.90% 27 16,843,244.77 6.38%
70.00%-74.99%
98 62,618,374.91 12.10% 44 26,970,154.32 10.63% 54 35,648,220.59 13.50%
75.00%-79.99%
182 102,873,757.13 19.87% 97 50,578,557.60 19.94% 85 52,295,199.53 19.81%
80.00%-84.99%
421 219,795,412.69 42.46% 222 113,247,229.64 44.65% 199 106,548,183.05 40.36%
85.00%-89.99%
8 2,959,161.00 0.57% 6 2,404,555.00 0.95% 2 554,606.00 0.21%
90.00%-94.99%
15 7,058,220.87 1.36% 15 7,058,220.87 2.78% 0 0.00 0.00%
95.00%-99.99%
16 6,015,672.66 1.16% 14 5,065,535.66 2.00% 2 950,137.00 0.36%
100.0%-105.0%
19 5,444,446.61 1.05% 19 5,444,446.61 2.15% 0 0.00 0.00%
Total
903
517,632,483.13
100.00%
462
253,654,888.16
100.00%
441
263,977,594.97
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 77
Group 2 Weighted Average LTV: 73
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
289 - 312
1 129,631.55 0.03% 1 129,631.55 0.05% 0 0.00 0.00%
313 - 336
9 1,903,671.10 0.37% 7 916,133.20 0.36% 2 987,537.90 0.37%
337 - 360
893 515,599,180.48 99.61% 454 252,609,123.41 99.59% 439 262,990,057.07 99.63%
Total
903
517,632,483.13
100.00%
462
253,654,888.16
100.00%
441
263,977,594.97
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 356
Group 2 Weighted Average Remaining Amortization Months: 356
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
289 - 312
1 129,631.55 0.03% 1 129,631.55 0.05% 0 0.00 0.00%
313 - 336
9 1,903,671.10 0.37% 7 916,133.20 0.36% 2 987,537.90 0.37%
337 - 360
893 515,599,180.48 99.61% 454 252,609,123.41 99.59% 439 262,990,057.07 99.63%
Total
903
517,632,483.13
100.00%
462
253,654,888.16
100.00%
441
263,977,594.97
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 356
Group 2 Weighted Average Remaining Months: 356

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
903 517,632,483.13 100.00% 462 253,654,888.16 100.00% 441 263,977,594.97 100.00%
Total
903
517,632,483.13
100.00%
462
253,654,888.16
100.00%
441
263,977,594.97
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 360
Group 2 Weighted Average Original Amortization Months: 360
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
903 517,632,483.13 100.00% 462 253,654,888.16 100.00% 441 263,977,594.97 100.00%
Total
903
517,632,483.13
100.00%
462
253,654,888.16
100.00%
441
263,977,594.97
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 360
Group 2 Weighted Average Original Remaining Months: 360

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
2 1,680,000.00 0.32% 2 1,680,000.00 0.66% 0 0.00 0.00%
ALASKA
1 975,000.00 0.19% 0 0.00 0.00% 1 975,000.00 0.37%
ARIZONA
47 30,236,219.37 5.84% 25 17,539,661.11 6.91% 22 12,696,558.26 4.81%
ARKANSAS
1 172,746.17 0.03% 1 172,746.17 0.07% 0 0.00 0.00%
CALIFORNIA
269 168,347,595.46 32.52% 120 73,799,622.89 29.09% 149 94,547,972.57 35.82%
COLORADO
28 15,139,095.81 2.92% 10 5,224,752.21 2.06% 18 9,914,343.60 3.76%
CONNECTICUT
10 9,138,137.87 1.77% 4 4,924,000.00 1.94% 6 4,214,137.87 1.60%
DELAWARE
2 1,054,485.51 0.20% 1 182,000.00 0.07% 1 872,485.51 0.33%
DISTRICT OF COLUMBIA
7 6,016,052.55 1.16% 5 5,271,242.56 2.08% 2 744,809.99 0.28%
FLORIDA
105 54,947,793.57 10.62% 66 32,522,560.95 12.82% 39 22,425,232.62 8.50%
GEORGIA
22 12,774,343.72 2.47% 10 5,916,617.92 2.33% 12 6,857,725.80 2.60%
HAWAII
6 5,110,455.06 0.99% 4 3,589,283.98 1.42% 2 1,521,171.08 0.58%
IDAHO
5 2,733,049.94 0.53% 3 1,381,299.94 0.54% 2 1,351,750.00 0.51%
ILLINOIS
47 25,953,041.54 5.01% 30 16,418,740.26 6.47% 17 9,534,301.28 3.61%
INDIANA
1 56,000.00 0.01% 1 56,000.00 0.02% 0 0.00 0.00%
KANSAS
3 228,503.59 0.04% 3 228,503.59 0.09% 0 0.00 0.00%
LOUISIANA
13 2,324,085.13 0.45% 12 1,868,805.13 0.74% 1 455,280.00 0.17%
MAINE
1 393,750.00 0.08% 1 393,750.00 0.16% 0 0.00 0.00%
MARYLAND
33 17,767,594.16 3.43% 17 9,494,658.45 3.74% 16 8,272,935.71 3.13%
MASSACHUSETTS
16 10,323,986.08 1.99% 6 3,984,251.41 1.57% 10 6,339,734.67 2.40%
MICHIGAN
10 2,774,105.74 0.54% 5 448,784.16 0.18% 5 2,325,321.58 0.88%
MINNESOTA
6 2,774,931.38 0.54% 4 2,165,487.38 0.85% 2 609,444.00 0.23%
MISSISSIPPI
2 342,400.00 0.07% 2 342,400.00 0.13% 0 0.00 0.00%
MISSOURI
4 1,317,787.78 0.25% 3 1,199,687.78 0.47% 1 118,100.00 0.04%
MONTANA
2 1,401,900.00 0.27% 1 500,000.00 0.20% 1 901,900.00 0.34%
NEBRASKA
1 85,390.37 0.02% 1 85,390.37 0.03% 0 0.00 0.00%
NEVADA
17 11,022,859.35 2.13% 4 3,062,501.87 1.21% 13 7,960,357.48 3.02%
NEW HAMPSHIRE
1 700,000.00 0.14% 1 700,000.00 0.28% 0 0.00 0.00%
NEW JERSEY
25 20,037,140.59 3.87% 19 12,996,891.73 5.12% 6 7,040,248.86 2.67%
NEW MEXICO
6 2,380,719.40 0.46% 5 1,455,719.40 0.57% 1 925,000.00 0.35%
NEW YORK
39 26,431,233.56 5.11% 17 11,593,900.04 4.57% 22 14,837,333.52 5.62%
NORTH CAROLINA
14 8,830,656.28 1.71% 8 3,624,691.92 1.43% 6 5,205,964.36 1.97%
OHIO
6 1,821,378.14 0.35% 4 236,843.17 0.09% 2 1,584,534.97 0.60%
OKLAHOMA
1 51,172.03 0.01% 1 51,172.03 0.02% 0 0.00 0.00%
OREGON
17 8,057,223.75 1.56% 6 2,789,911.67 1.10% 11 5,267,312.08 2.00%
PENNSYLVANIA
13 5,239,266.17 1.01% 7 2,089,759.03 0.82% 6 3,149,507.14 1.19%
RHODE ISLAND
2 302,000.00 0.06% 0 0.00 0.00% 2 302,000.00 0.11%
SOUTH CAROLINA
17 9,880,244.19 1.91% 10 4,930,941.30 1.94% 7 4,949,302.89 1.87%
SOUTH DAKOTA
1 499,954.86 0.10% 0 0.00 0.00% 1 499,954.86 0.19%
TENNESSEE
2 349,473.00 0.07% 1 201,600.00 0.08% 1 147,873.00 0.06%
TEXAS
20 6,702,262.78 1.29% 10 3,073,935.80 1.21% 10 3,628,326.98 1.37%
UTAH
16 8,865,475.14 1.71% 8 4,971,369.10 1.96% 8 3,894,106.04 1.48%
VIRGINIA
29 15,990,139.06 3.09% 10 5,836,674.48 2.30% 19 10,153,464.58 3.85%
WASHINGTON
31 15,794,844.90 3.05% 13 6,572,258.23 2.59% 18 9,222,586.67 3.49%
WISCONSIN
2 607,989.13 0.12% 1 76,472.13 0.03% 1 531,517.00 0.20%
Total
903
517,632,483.13
100.00%
462
253,654,888.16
100.00%
441
263,977,594.97
100.00%
Geographic Distribution by State
State

Distribution Date: Nov 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
0
4
8
12
16
20
24
28
32
CALIFORNIA
FLORIDA
ARIZONA
ILLINOIS
NEW JERSEY
NEW YORK
MARYLAND
WASHINGTON
GEORGIA
VIRGINIA
DISTRICT OF
COLUMBIA
COLORADO
UTAH
SOUTH CAROLINA
CONNECTICUT
MASSACHUSETTS
NORTH CAROLINA
HAWAII
TEXAS
NEVADA
OREGON
MINNESOTA
PENNSYLVANIA
LOUISIANA
ALABAMA
NEW MEXICO
IDAHO
MISSOURI
NEW HAMPSHIRE
MONTANA
MICHIGAN
MAINE
MISSISSIPPI
OHIO
KANSAS
TENNESSEE
DELAWARE
ARKANSAS
NEBRASKA
WISCONSIN
INDIANA
OKLAHOMA
%
Collateral Balance Distribution by State
GROUP 1
0
5
10
15
20
25
30
35
40
CALIFORNIA
FLORIDA
NEW YORK
ARIZONA
VIRGINIA
COLORADO
ILLINOIS
WASHINGTON
MARYLAND
NEVADA
NEW JERSEY
GEORGIA
MASSACHUSETTS
OREGON
NORTH CAROLINA
SOUTH CAROLINA
CONNECTICUT
UTAH
TEXAS
PENNSYLVANIA
MICHIGAN
OHIO
HAWAII
IDAHO
ALASKA
NEW MEXICO
MONTANA
DELAWARE
DISTRICT OF
COLUMBIA
MINNESOTA
WISCONSIN
SOUTH DAKOTA
LOUISIANA
RHODE ISLAND
TENNESSEE
MISSOURI
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Nov 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
867
494,706,475.50
95.57%
494,742,540.48
35
22,805,521.60
4.41%
22,807,025.78
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
902
517,511,997.10
99.98%
517,549,566.26
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
1
120,486.03
0.02%
120,593.51
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
120,486.03
0.02%
120,593.51
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
868
494,826,961.53
95.59%
494,863,133.99
35
22,805,521.60
4.41%
22,807,025.78
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
903
517,632,483.13
100.00%
517,670,159.77
All Groups
Current
30 - 59
days
Current 95.6%
30 - 59 days 4.4%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
437
238,061,291.15
93.85%
238,078,088.44
24
15,473,110.98
6.10%
15,474,615.16
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
461
253,534,402.13
99.95%
253,552,703.60
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
1
120,486.03
0.05%
120,593.51
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
120,486.03
0.05%
120,593.51
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
438
238,181,777.18
93.90%
238,198,681.95
24
15,473,110.98
6.10%
15,474,615.16
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
462
253,654,888.16
100.00%
253,673,297.11
Group 1
Current
30 - 59 days
Current 93.9%
30 - 59 days 6.1%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Nov 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
430
256,645,184.35
97.22%
256,664,452.04
11
7,332,410.62
2.78%
7,332,410.62
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
441
263,977,594.97
100.00%
263,996,862.66
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
430
256,645,184.35
97.22%
256,664,452.04
11
7,332,410.62
2.78%
7,332,410.62
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
441
263,977,594.97
100.00%
263,996,862.66
Group 2
Current
30 - 59 days
Current 97.2%
30 - 59 days 2.8%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Nov 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Delinquent
35 22,805,521.60 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
35
22,805,521.60
100.00%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
35
22,805,521.60
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
35
22,805,521.60
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
p
Delinquent
24 15,473,110.98 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
24
15,473,110.98
100.00%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
24
15,473,110.98
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
24
15,473,110.98
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
Count
Balance ($)
% of Bal*
p
Delinquent
11 7,332,410.62 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
11
7,332,410.62
100.00%
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
0.00%
TOTAL
11
7,332,410.62
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
11
7,332,410.62
100.00%
Group 2
67.85
0.00
0.00
0.00
32.15
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
70
Group 1
Group 2
0
10
20
30
40
50
60
70
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
67.85
0.00
0.00
0.00
32.15
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
10
20
30
40
50
60
70
Group 1
Group 2
0
10
20
30
40
50
60
70
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Distribution Date: Nov 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
November 2007
Count
Balance ($)
30 - 59 days
35 22,805,521.60
60 - 89 days
0 0.00
90 - 120 days
0 0.00
120 + days
0 0.00
Bankruptcy
1 120,486.03
Foreclosure
0 0.00
REO
0 0.00
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
10.00M
20.00M
30.00M
40.00M
11
/1
/2
00
7
Balance ($)
30 - 59 days
0.00M
10.00M
20.00M
30.00M
40.00M
11
/1
/2
00
7
Balance ($)
60 - 89 days
0.00M
10.00M
20.00M
30.00M
40.00M
11
/1
/2
00
7
Balance ($)
90 - 120 days
0.00M
10.00M
20.00M
30.00M
40.00M
11
/1
/2
00
7
Balance ($)
120 + days
0.00M
10.00M
20.00M
30.00M
40.00M
11
/1
/2
00
7
Balance ($)
REO
0.00M
10.00M
20.00M
30.00M
40.00M
11
/1
/2
00
7
Balance ($)
Foreclosure
0.00M
10.00M
20.00M
30.00M
40.00M
11
/1
/2
00
7
Balance ($)
Bankruptcy

Distribution Date: Nov 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
November 2007
Count
Balance ($)
30 - 59 days
24 15,473,110.98
60 - 89 days
0 0.00
90 - 120 days
0 0.00
120 + days
0 0.00
Bankruptcy
1 120,486.03
Foreclosure
0 0.00
REO
0 0.00
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
10M
20M
30M
40M
11
/1
/2
00
7
Balance ($)
30 - 59 days
0M
10M
20M
30M
40M
11
/1
/2
00
7
Balance ($)
60 - 89 days
0M
10M
20M
30M
40M
11
/1
/2
00
7
Balance ($)
90 - 120 days
0M
10M
20M
30M
40M
11
/1
/2
00
7
Balance ($)
120 + days
0M
10M
20M
30M
40M
11
/1
/2
00
7
Balance ($)
REO
0M
10M
20M
30M
40M
11
/1
/2
00
7
Balance ($)
Foreclosure
0M
10M
20M
30M
40M
11
/1
/2
00
7
Balance ($)
Bankrupcty

Distribution Date: Nov 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
November 2007
Count
Balance ($)
30 - 59 days
11 7,332,410.62
60 - 89 days
0 0.00
90 - 120 days
0 0.00
120 + days
0 0.00
Bankruptcy
0 0.00
Foreclosure
0 0.00
REO
0 0.00
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
10M
20M
30M
40M
11
/1
/2
00
7
Balance ($)
30 - 59 days
0M
10M
20M
30M
40M
11
/1
/2
00
7
Balance ($)
60 - 89 days
0M
10M
20M
30M
40M
11
/1
/2
00
7
Balance ($)
90 - 120 days
0M
10M
20M
30M
40M
11
/1
/2
00
7
Balance ($)
120 + days
0M
10M
20M
30M
40M
11
/1
/2
00
7
Balance ($)
REO
0M
10M
20M
30M
40M
11
/1
/2
00
7
Balance ($)
Foreclosure
0M
10M
20M
30M
40M
11
/1
/2
00
7
Balance ($)
Bankrupcty

Distribution Date: Nov 26, 2007
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Group 1
Group 2
Total
Current
17.03%
3,978,558.42
3.01%
674,218.85
10.18%
4,652,777.27
Life CPR
17.03% 3.01% 10.18%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
11/1/2007
Group 1
Group 2
Total
Percentage
Current CPR
0M
10M
20M
30M
40M
11/1/2007
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
11/1/2007
Group 1
Group 2
Total
Percentage
Current CDR
0M
10M
20M
30M
40M
11/1/2007
Group 1
Group 2
Total
Amount ($)

Distribution Date: Nov 26, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Bankruptcy
Count
Balance ($)
%
GROUP 1
1 120,486.03 100.00%
TOTAL:
1
120,486.03
100.00%
GROUP 1
GROUP 1 100.0%
Total:
100.0%
GROUP 1
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
123788978 123,120.00 120,486.03 7.50% 11/01/2007 360 IL 1
Total:
1
120,486.03
123,120.00

Distribution Date: Nov 26, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
State
Lien
Total:

Distribution Date: Nov 26, 2007
REO LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
State
Lien
Total:

Distribution Date: Nov 26, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
5 3,931,000.00 3,926,654.66 0.00 257,661,690.76
GROUP 2
1 568,000.00 567,998.00 0.00 264,676,271.12
TOTAL:
6
4,499,000.00
4,494,652.66
0.00
1.52%
98.48%
1
0.21%
99.79%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
State Lien
125005462 960,000.00 960,000.00 960,000.00 0.00 0.00
0.00 Voluntary PIF
10/25/2007 0.00 8.250% 0.00 IL 1
125007377 1,079,000.00
1,076,582.65 1,075,766.77 0.00 0.00
0.00 Voluntary PIF
11/14/2007 815.88 7.500% 0.00
CA 1
40830531 520,000.00
520,000.00 520,000.00 0.00 0.00
0.00 Voluntary PIF
10/12/2007 0.00 7.375% 0.00
CA 1
40857526 872,000.00
872,000.00 871,368.87 0.00 0.00
0.00 Voluntary PIF
11/07/2007 631.13 7.625% 0.00
CA 1
47479266 500,000.00
499,760.47 499,519.02 0.00 0.00
0.00 Voluntary PIF
10/12/2007 241.45 9.625% 0.00
CT 1
Total:
5
3,931,000.00
3,928,343.12
1,688.46
3,926,654.66
0.00
0.00
0.00
0.00
GROUP 2
Prepay
Penalty
Loss
Severit
Loan
Rate
Add'l Loss
Date
Paid Off
Date
Payoff Description
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
State Lien
125007328 568,000.00 567,998.00 567,998.00 0.00 0.00
0.00 Voluntary PIF
11/08/2007 0.00 6.875% 0.00 CA 1
Total:
1
568,000.00
567,998.00
0.00
567,998.00
0.00
0.00
0.00
0.00

Distribution Date: Nov 26, 2007
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Nov 26, 2007
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Structured Adjustable Rate Mortgage Loan Trust Mortgage Pass-Through Certificates, Series 2007-10
James Byrnes
Account Administrator
617-603-6442
james.byrnes@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material breaches. #